ACQUISITION OF NEWPORT BANCORP, INC. Acquisition of Newport Bancorp, Inc. (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 NewportBancorpInc [Member]	Sep. 06, 2013 NewportBancorpInc [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition	Sep. 06, 2013				Sep. 06, 2013
Business Combination, Consideration Transferred					$ 61,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					2,683,099
Payments to Acquire Businesses, Gross					30,900
Merger expenses	2,608	0	0		2,600
ASSETS:
Cash and cash equivalents						21,955
Investment securities						16,431
Loans receivable, net						361,055
Premises and equipment						9,726
Federal Home Loan Bank stock						5,356
Goodwill	11,213	3,451	4,094	4,094		7,762
Core deposit intangible						8,573
Other real estate owned						100
Bank-owned life insurance						11,266
Accrued interest receivable						848
Deferred tax assets, net						2,829
Other assets						525
Total assets acquired						446,426
Liabilities:
Deposits						288,437
FHLB advances						74,820
Repurchase agreement						15,072
Accrued expense and other liabilities						7,102
Total liabilities assumed						385,431
Net assets acquired						60,995
Amount of loans acquired with deteriorated credit quality	6,549					6,900
Non Accretable Credit Discount						$ 1,200